Restricted Net Assets (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income (expense)	$ 1,250,584	$ (466,357)	$ 320,221
Net income (loss)	2,739,990	(5,144,715)	7,136,387
Other comprehensive income
Foreign currency translation adjustment	(561,091)	(1,755,528)	2,249,081
Comprehensive income (loss)	2,178,899	(6,900,243)	9,385,468
Parent Company [Member]
Selling and marketing	(15,005)		(175,523)
Administrative	(408,656)	(2,093,307)	(1,858,689)
Other income (expense)	(820)	(686)	(236,304)
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	3,164,471	(3,050,722)	9,406,903
Net income (loss)	2,739,990	(5,144,715)	7,136,387
Other comprehensive income
Foreign currency translation adjustment	(561,091)	(1,755,528)	2,249,081
Comprehensive income (loss)	$ 2,178,899	$ (6,900,243)	$ 9,385,468